Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Net sales	$ 490,079	$ 478,699	$ 450,816
Costs and expenses:
Cost of sales	295,863	294,655	273,845
Selling, general and administrative expenses	129,809	128,152	123,293
Amortization of intangible assets	6,179	5,674	4,988
Interest expense, net	2,693	2,469	2,493
Other (income) expenses, net	5,940	(4,433)	(7,808)
Total costs and expenses	440,484	426,517	396,811
Earnings before income tax	49,595	52,182	54,005
Income tax expense	18,335	17,408	16,922
Net earnings from continuing operations	31,260	34,774	37,083
(Loss) earnings from discontinued operations, net of tax (benefit) expense of $(5,215), $7,397 and $7,535, in 2013, 2012 and 2011, respectively	(56,863)	12,105	15,418
Net (loss) earnings	$ (25,603)	$ 46,879	$ 52,501
Earnings (loss) per share - Basic:
Continuing operations	$ 1.18	$ 1.30	$ 1.39
Discontinued operations	$ (2.15)	$ 0.46	$ 0.58
Net (loss) earnings	$ (0.97)	$ 1.76	$ 1.97
Earnings (loss) per share - Diluted:
Continuing operations	$ 1.17	$ 1.29	$ 1.38
Discontinued operations	$ (2.13)	$ 0.44	$ 0.57
Net (loss) earnings	$ (0.96)	$ 1.73	$ 1.95
Average common shares outstanding
Basic	26,450	26,699	26,588
Diluted	26,802	27,030	26,903